Income Taxes (Provision For Income Taxes From Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Income Tax Disclosure [Abstract]
Federal	$ 341	$ 310	$ 320
State	38	22	21
Foreign	30	19	(1)
Current	421	211	254
Deferred	(12)	140	86
Income Tax Expense	$ 409	$ 351	$ 340